Income Tax Reconciliation (unaudited) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Income tax reconciliation net loss for financial statement reporting purposes to net loss of federal income
Net loss per consolidated financial statements	$ (175,218)	$ (868,157)
Net Income from non-includable U.S. entities		(28,478)
Income attributable to non-controlling interest	135,636	5,695
Organizational costs	51,155	14,500
SQN Echo LLC	998,317	(32,603)
Unearned interest income		82,024
Net income (loss) federal income purposes	$ 1,009,890	$ (827,018)